SUMMARY OF MATERIAL ACCOUNTING POLICIES - Useful life of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2024
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	10 years
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	30 years
Landfills
Disclosure of detailed information about property, plant and equipment
Description of useful life, property, plant and equipment	Units of production
Vehicles | Bottom of range
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	10 years
Vehicles | Top of range
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	20 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	3 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	20 years
Containers | Bottom of range
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	5 years
Containers | Top of range
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	10 years
Right-of-use assets
Disclosure of detailed information about property, plant and equipment
Description of useful life, property, plant and equipment	Shorter of lease term or life of underlying asset(s)